Cover page	Oct. 08, 2019
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares
Entity Central Index Key	0000916789
Entity Incorporation, State or Country Code	D0
Document Type	8-K
Document Period End Date	Oct. 08, 2019
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	HELEN OF TROY LIMITED
Entity File Number	001-14669
Entity Address, Address Line One	One Helen Of Troy Plaza
Entity Address, City or Town	El Paso
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79912
Entity Tax Identification Number	74-2692550
City Area Code	915
Local Phone Number	225-8000
Entity Emerging Growth Company	false
Amendment Flag	false
Trading Symbol	HELE
Security Exchange Name	NASDAQ
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM